UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Edwards
Title:    Managing Member
Phone:    (203) 529-4300


Signature, Place and Date of Signing:

/s/ David Edwards                   Wilton, CT               February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total: $108,403
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                Name

1          028-12175                           WD Offshore Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE




COLUMN 1                          COLUMN  2    COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                  TITLE                     VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS     CUSIP       (x1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED   NONE
--------------                    --------     -----       -------    -------  --- ----   ----------  --------  ----  ------   ----
AEROVIRONMENT INC                   COM        008073108    1145       47,300  SH         SHARED       1               47,300
AFFILIATED MANAGERS GROUP           COM        008252108    1386       11,800  SH         SHARED       1               11,800
AMEDISYS INC                        COM        023436108     922       19,000  SH         SHARED       1               19,000
AMERIGROUP CORP                     COM        03073T102    1112       30,500  SH         SHARED       1               30,500
AMSURG CORP                         COM        03232P405    1380       51,000  SH         SHARED       1               51,000
BANK HAWAII CORP                    COM        062540109    1038       20,300  SH         SHARED       1               20,300
BOSTON PRIVATE FINL HLDGS IN        COM        101119105    1422       52,500  SH         SHARED       1               52,500
BRIGHT HORIZON FAMILY SOLUTI        COM        109195107    2634       76,250  SH         SHARED       1               76,250
BROADRIDGE FINL SOLUTIONS IN        COM        11133T103    1631       72,700  SH         SHARED       1               72,700
CAL DIVE INTL INC DEL               COM        12802T101     224       16,900  SH         SHARED       1               16,900
CALAMOS ASSET MGMT INC              COM        12811R104     974       32,700  SH         SHARED       1               32,700
CAMDEN NATL CORP                    COM        133034108     878       30,900  SH         SHARED       1               30,900
CBIZ INC                            COM        124805102     765       78,000  SH         SHARED       1               78,000
CENTENE CORP DEL                    COM        15135B101    1228       44,770  SH         SHARED       1               44,770
CHEMED CORP NEW                     COM        16359R103    1056       18,900  SH         SHARED       1               18,900
CHOICEPOINT INC                     COM        170388102    1712       47,000  SH         SHARED       1               47,000
CITY HLDG CO                        COM        177835105     981       29,000  SH         SHARED       1               29,000
COHEN & STEERS INC                  COM        19247A100     758       25,300  SH         SHARED       1               25,300
CRA INTL INC                        COM        12618T105    1528       32,100  SH         SHARED       1               32,100
DECKERS OUTDOOR CORP                COM        243537107    1039        6,700  SH         SHARED       1                6,700
DOMINOS PIZZA INC                   COM        25754A201     818       61,859  SH         SHARED       1               61,859
DOVER DOWNS GAMING & ENTMT I        COM        260095104    1554      138,100  SH         SHARED       1              138,100
DYNAMEX INC                         COM        26784F103     920       34,000  SH         SHARED       1               34,000
EXPONENT INC                        COM        30214U102     927       34,300  SH         SHARED       1               34,300
FCSTONE GROUP INC                   COM        31308T100     506       11,000  SH         SHARED       1               11,000
FEDERATED INVS INC PA               COM        314211103     494       12,000  SH         SHARED       1               12,000
FGX INTERNATIONAL HLDGS LTD       ORD SHS      G3396L102     201       17,000  SH         SHARED       1               17,000
GAMCO INVESTORS INC                 COM        361438104     588        8,500  SH         SHARED       1                8,500
GENTIVA HEALTH SERVICES INC         COM        37247A102     589       30,960  SH         SHARED       1               30,960
GFI GROUP INC                       COM        361652209     928        9,700  SH         SHARED       1                9,700
GLOBAL INDS LTD                     COM        379336100     728       34,000  SH         SHARED       1               34,000
GLOBAL PMTS INC                     COM        37940X102    1810       38,900  SH         SHARED       1               38,900
GREAT SOUTHN BANCORP INC            COM        390905107     938       42,700  SH         SHARED       1               42,700
HANGER ORTHOPEDIC GROUP INC       COM NEW      41043F208    1535      139,400  SH         SHARED       1              139,400
HEALTHSPRING INC                    COM        42224N101    1348       70,780  SH         SHARED       1               70,780
HURCO COMPANIES INC                 COM        447324104    1510       34,600  SH         SHARED       1               34,600
I2 TECHNOLOGIES INC                 COM        465754208     436       34,640  SH         SHARED       1               34,640
INTERACTIVE DATA CORP               COM        45840J107    1988       60,230  SH         SHARED       1               60,230
INVESTMENT TECHNOLOGY GRP NE        COM        46145F105     938       19,700  SH         SHARED       1               19,700
HENRY JACK & ASSOC INC              COM        426281101    1475       60,600  SH         SHARED       1               60,600
JACKSON HEWITT TAX SVCS INC         COM        468202106    1467       46,200  SH         SHARED       1               46,200
JDA SOFTWARE GROUP INC              COM        46612K108    1115       54,500  SH         SHARED       1               54,500
K TRON INTL INC                     COM        482730108    1193       10,000  SH         SHARED       1               10,000
KENDLE INTERNATIONAL INC            COM        48880L107     937       19,160  SH         SHARED       1               19,160
LANDAUER INC                        COM        51476K103    1556       30,000  SH         SHARED       1               30,000
LANDSTAR SYS INC                    COM        515098101     422       10,000  SH         SHARED       1               10,000
MAGELLAN HEALTH SVCS INC          COM NEW      559079207    1474       31,600  SH         SHARED       1               31,600
MANHATTAN ASSOCS INC                COM        562750109    1924       73,000  SH         SHARED       1               73,000
MATRIA HEALTHCARE INC             COM NEW      576817209     616       25,900  SH         SHARED       1               25,900
MATTHEWS INTL CORP                  CL A       577128101    1519       32,400  SH         SHARED       1               32,400
MEDICIS PHARMACEUTICAL CORP       CL A NEW     584690309     465       17,900  SH         SHARED       1               17,900
MICROS SYS INC                      COM        594901100    1635       23,300  SH         SHARED       1               23,300
MICROSTRATEGY INC                 CL A NEW     594972408    1027       10,800  SH         SHARED       1               10,800
MOLINA HEALTHCARE INC               COM        60855R100    1550       40,060  SH         SHARED       1               40,060
MTS SYS CORP                        COM        553777103     789       18,500  SH         SHARED       1               18,500
NARA BANCORP INC                    COM        63080P105     934       80,000  SH         SHARED       1               80,000
NATCO GROUP INC                     CL A       63227W203     818       15,100  SH         SHARED       1               15,100
NATIONAL FINL PARTNERS CORP         COM        63607P208     917       20,100  SH         SHARED       1               20,100
OBAGI MEDICAL PRODUCTS INC          COM        67423R108     526       28,700  SH         SHARED       1               28,700
OPPENHEIMER HLDGS INC           CL A NON VTG   683797104     949       22,400  SH         SHARED       1               22,400
OPTIONSXPRESS HLDGS INC             COM        684010101     967       28,600  SH         SHARED       1               28,600
PAR PHARMACEUTICAL COS INC          COM        69888P106     709       29,540  SH         SHARED       1               29,540
PARAMETRIC TECHNOLOGY CORP        COM NEW      699173209     992       55,600  SH         SHARED       1               55,600
PARK ELECTROCHEMICAL CORP           COM        700416209    1152       40,800  SH         SHARED       1               40,800
PEDIATRIX MED GROUP                 COM        705324101    1668       24,470  SH         SHARED       1               24,470
PRIVATEBANCORP INC                  COM        742962103     963       29,500  SH         SHARED       1               29,500
PROGRESS SOFTWARE CORP              COM        743312100    2129       63,200  SH         SHARED       1               63,200
QUEST SOFTWARE INC                  COM        74834T103    1945      105,500  SH         SHARED       1              105,500
RES-CARE INC                        COM        760943100    1975       78,500  SH         SHARED       1               78,500
ROFIN SINAR TECHNOLOGIES INC        COM        775043102    1934       40,200  SH         SHARED       1               40,200
ROLLINS INC                         COM        775711104    1371       71,400  SH         SHARED       1               71,400
SCIELE PHARMA INC                   COM        808627103     630       30,800  SH         SHARED       1               30,800
SEPRACOR INC                        COM        817315104     788       30,000  SH         SHARED       1               30,000
SPSS INC                            COM        78462K102    2025       56,400  SH         SHARED       1               56,400
STANDARD PARKING CORP               COM        853790103    2500       51,563  SH         SHARED       1               51,563
STIFEL FINL CORP                    COM        860630102    1030       19,600  SH         SHARED       1               19,600
SUPERIOR ENERGY SVCS INC            COM        868157108     792       23,000  SH         SHARED       1               23,000
SVB FINL GROUP                      COM        78486Q101    1189       23,600  SH         SHARED       1               23,600
SYBASE INC                          COM        871130100    1915       73,400  SH         SHARED       1               73,400
TECHNITROL INC                      COM        878555101     883       30,900  SH         SHARED       1               30,900
TEMPUR PEDIC INTL INC               COM        88023U101     826       31,800  SH         SHARED       1               31,800
TRADESTATION GROUP INC              COM        89267P105     459       32,300  SH         SHARED       1               32,300
TRANSDIGM GROUP INC                 COM        893641100    1608       35,600  SH         SHARED       1               35,600
TTM TECHNOLOGIES INC                COM        87305R109    1333      114,300  SH         SHARED       1              114,300
UNITED ONLINE INC                   COM        911268100     631       53,400  SH         SHARED       1               53,400
VITAL SIGNS INC                     COM        928469105    1012       19,800  SH         SHARED       1               19,800
WADDELL & REED FINL INC             CL A       930059100    1812       50,200  SH         SHARED       1               50,200
WARNACO GROUP INC                 COM NEW      934390402    1535       44,100  SH         SHARED       1               44,100
WESTWOOD HLDGS GROUP INC            COM        961765104    1688       44,900  SH         SHARED       1               44,900
WEYCO GROUP INC                     COM        962149100     902       32,801  SH         SHARED       1               32,801
WILEY JOHN & SONS INC               CL A       968223206    1499       35,000  SH         SHARED       1               35,000
WRIGHT EXPRESS CORP                 COM        98233Q105    1664       46,900  SH         SHARED       1               46,900

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